Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000234136 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234136 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234136 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000234136 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000234136 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234136 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234136 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234136 | UDR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234136 | SBA Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234136 | Camden Property Trust
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234136 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000234136 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000234136 | Apartments
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000234136 | Warehouse/Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000234136 | Storage
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000234136 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234136 | Single Tenant
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234136 | Office Property
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234136 | Regional Malls
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231344 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231344 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231344 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000231344 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231344 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231344 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231344 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231344 | UDR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231344 | SBA Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231344 | Camden Property Trust
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231344 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000231344 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000231344 | Apartments
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000231344 | Warehouse/Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000231344 | Storage
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000231344 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231344 | Single Tenant
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231344 | Office Property
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231344 | Regional Malls
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231343 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000231343 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000231343 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231343 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231343 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231343 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231343 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231343 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231343 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231343 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231343 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000231343 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000231343 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000231343 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000231343 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000231343 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000231343 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231343 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231343 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231342 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000231342 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000231342 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231342 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231342 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231342 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231342 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231342 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231342 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231342 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231342 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000231342 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000231342 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000231342 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000231342 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000231342 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000231342 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231342 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231342 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241858 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241858 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241858 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241858 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241858 | 3i Infrastructure PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241858 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241858 | Boralex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241858 | Infratil Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241858 | Northland Power, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241858 | Renewables Infrastructure Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241858 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000241858 | Digital Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000241858 | Renewable Energy
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000241858 | Diversified Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000241858 | Electrical Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000241858 | United States
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000241858 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000241858 | Guernsey
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000241858 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000241858 | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241858 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241858 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241858 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241858 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241858 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234131 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000234131 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234131 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000234131 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234131 | Talen Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234131 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000234131 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234131 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234131 | Ferguson Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234131 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234131 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000234131 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000234131 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234131 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234131 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234131 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234131 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234131 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000234131 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234130 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000234130 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234130 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000234130 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234130 | Talen Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234130 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000234130 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234130 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234130 | Ferguson Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234130 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234130 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000234130 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000234130 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234130 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234130 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234130 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234130 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234130 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000234130 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243273 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243273 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000243273 | KBR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000243273 | MYR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243273 | Johnson Controls International PLC
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000243273 | Primo Brands Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243273 | W.R. Berkley Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243273 | DuPont de Nemours, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243273 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243273 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243273 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243273 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000243273 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000243273 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243273 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243273 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000243273 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243273 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243273 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246225 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246225 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246225 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246225 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246225 | Talen Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000246225 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246225 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246225 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246225 | Ferguson Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246225 | United States Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000246225 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000246225 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000246225 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.10%